Fair value measurement - Narrative (Details) £ in Millions	Sep. 30, 2023 GBP (£) investment	Mar. 31, 2023 GBP (£)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Borrowings | £	£ 44,797	£ 42,985
Number of equity investments valued based on latest transaction price	15
Number of equity investments	33
Number of equity investments valued based on internal valuation process	18
At fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Borrowings | £	£ 38,354	£ 38,219